Financial Instruments And Risks - Summary of Fair Value Estimation (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	¥ 31,023,211	¥ 34,423,897
Interest rate swap	(38,403)	0
Foreign currency swap	(25,772)	(547,597)
Total	31,035,842	33,876,300
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Total	2,494,392	3,199,106
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Total	27,276,217	29,410,699
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Total	1,265,233	1,266,495
Asset Management Plans [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	8,307,773	9,752,250
Asset Management Plans [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	7,802,270	9,328,168
Asset Management Plans [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	505,503	424,082
Mutual Funds [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,486,541	3,199,106
Mutual Funds [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,486,541	3,199,106
Trust Plans [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,052,089	9,927,037
Trust Plans [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,448,373	9,106,125
Trust Plans [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	603,716	820,912
Factoring Products [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		823,539
Factoring Products [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		823,539
Structured Deposits [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	6,640,977	961,804
Structured Deposits [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	6,640,977	961,804
Bank wealth management products [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,589,101	2,091,730
Bank wealth management products [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,589,101	2,091,730
Corporate Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,064,872	3,044,407
Corporate Bonds [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,017,849	3,029,174
Corporate Bonds [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	47,023	15,233
Private Equity Fund And Other Equity Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,765,016	4,624,024
Private Equity Fund And Other Equity Investments [Member] | Listed Securities [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,765,016
Private Equity Fund And Other Equity Investments [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,765,016	4,617,756
Private Equity Fund And Other Equity Investments [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		6,268
Other debt investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	108,991
Other debt investments [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	108,991
Stock [Member] | Listed Securities [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	7,851
Stock [Member] | Level 1 of fair value hierarchy [member] | Listed Securities [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	7,851
Derivative instruments interest rate swap [Member]
Disclosure of fair value measurement of assets [line items]
Interest rate swap	38,403	(11,653)
Derivative instruments interest rate swap [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Interest rate swap	38,403	(11,653)
Derivative instruments foreign currency swap [Member]
Disclosure of fair value measurement of assets [line items]
Foreign currency swap	(25,772)	(535,944)
Derivative instruments foreign currency swap [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Foreign currency swap	¥ (25,772)	¥ (535,944)